Significant Accounting Policies - Redeemable Noncontrolling Interest (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 39
Net income attributable to noncontrolling interest	1
Distributions	(2)
Purchase of noncontrolling interest	(39)
Reclassification to capital surplus in connection with purchase of noncontrolling interest	1
Ending balance	$ 0